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[LETTERHEAD OF IL ANNUITY AND INSURANCE COMPANY]

August 14, 1997

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W,
Washington, D.C.

Re:  IL Annuity and Insurance Company
     IL Annuity and Insurance Company Separate Account I
     Post-Effective Amendment No. 5
     File No. 33-89028

Dear Commissioners:

On behalf of IL Annuity and Insurance Company (the "Company") and IL Annuity and Insurance Company Separate Account 1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in Post-Effective Amendment No. 5 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on August 8, 1997, via EDGARLINK.

Sincerely,

/s/ Teresa E. Kofodimos

Teresa E. Kofodimos
Attorney